COLUMBIA COMMON STOCK FUND, INC.
                           COLUMBIA GROWTH FUND, INC.
                     COLUMBIA INTERNATIONAL STOCK FUND, INC.
                       COLUMBIA MID CAP GROWTH FUND, INC.
                      COLUMBIA SMALL CAP GROWTH FUND, INC.
                     COLUMBIA REAL ESTATE EQUITY FUND, INC.
                         COLUMBIA TECHNOLOGY FUND, INC.
                     COLUMBIA STRATEGIC INVESTOR FUND, INC.
                          COLUMBIA BALANCED FUND, INC.
                       COLUMBIA SHORT TERM BOND FUND, INC.
                   COLUMBIA FIXED INCOME SECURITIES FUND, INC.
                   COLUMBIA NATIONAL MUNICIPAL BOND FUND, INC.
                    COLUMBIA OREGON MUNICIPAL BOND FUND, INC.
                         COLUMBIA HIGH YIELD FUND, INC.
                          COLUMBIA DAILY INCOME COMPANY


     Supplement to Statement of Additional Information dated January 1, 2004



Effective July 1, 2004, the paragraph entitled "Exchanges for Affiliates of CFD" in the section "PROGRAMS FOR REDUCING OR ELIMINATING SALES CHARGES" of the Statement of Additional Information is deleted.


                                                                   July 1, 2004
COL-35/277S-0704